Segment Information Selected Information for Cruise and Tour and Other Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013		Nov. 30, 2012		Nov. 30, 2011
Segment Reporting Information [Line Items]
Revenues	$ 15,456		$ 15,382		$ 15,793
Operating expenses	10,624		10,320		10,299
Selling and administrative	1,879		1,720		1,717
Depreciation and amortization	1,588		1,527		1,522
Operating income (loss)	1,352		1,642		2,255
Capital expenditures	2,149		2,332		2,696
Total assets	40,104		39,161		38,637
North America Cruise Brands
Segment Reporting Information [Line Items]
Revenues	9,370	[1]	9,364	[1]	8,921	[1]
Operating expenses	6,439	[1]	6,240	[1]	5,848	[1]
Selling and administrative	1,048	[1]	949	[1]	938	[1]
Depreciation and amortization	927	[1]	898	[1]	869	[1]
Operating income (loss)	956	[1]	1,277	[1]	1,266	[1]
Capital expenditures	1,350	[1]	990	[1]	1,232	[1]
Total assets	22,448	[1]	21,893	[1]	21,642	[1]
EAA Cruise Brands
Segment Reporting Information [Line Items]
Revenues	5,906		5,827		6,504
Operating expenses	4,137		4,010		4,244
Selling and administrative	686		650		655
Depreciation and amortization	599		561		579
Operating income (loss)	471	[2]	433	[3]	1,026
Capital expenditures	642		1,291		1,380
Total assets	16,126		15,894		15,626
Cruise Support
Segment Reporting Information [Line Items]
Revenues	96		86		90
Operating expenses	31		22		3
Selling and administrative	136		114		103
Depreciation and amortization	26		28		31
Operating income (loss)	(97)		(78)		(47)
Capital expenditures	108		33		68
Total assets	1,016		888		795
Tour and Other
Segment Reporting Information [Line Items]
Revenues	210	[1]	211	[1]	392	[1]
Operating expenses	143	[1]	154	[1]	318	[1]
Selling and administrative	9	[1]	7	[1]	21	[1]
Depreciation and amortization	36	[1]	40	[1]	43	[1]
Operating income (loss)	22	[1]	10	[1]	10	[1]
Capital expenditures	49	[1]	18	[1]	16	[1]
Total assets	514	[1],[4]	486	[1],[4]	574	[1],[4]
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	(126)	[1]	(106)	[1]	(114)	[1]
Operating expenses	$ (126)	[1]	$ (106)	[1]	$ (114)	[1]

[1]	In 2013 and 2012, a portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”In 2011, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands’ segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”This change in 2012 from prior years is referred to as “the change in the accounting for our North America cruise brands and Tour and Other segments” and did not have a significant impact on either of these segments’ 2013, 2012 and 2011 operating income.
[2]	Includes $13 million in 2013 and $173 million in 2012 of impairment charges related to Ibero’s goodwill and trademarks.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2013 and 2012 being lower than the fixed interest rates on these debt obligations, including the impact of any changes in our credit ratings. At November 30, 2013, the net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2013 being slightly lower than the floating interest rates on these debt obligations, including the impact of any changes in our credit ratings. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.
[4]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to an unaffiliated entity